Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Treasury Stock, Preferred	Common Stock	Common Stock Common Stock	Treasury Stock	Preferred Stock	Preferred Stock Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Preferred Stock	Additional Paid in Capital Common Stock	Additional Paid in Capital Treasury Stock, Preferred	Retained Earnings
Beginning Balance at Dec. 31, 2017	$ 456,348				$ 102		$ (120)	$ 59		$ 361,202				$ 95,105
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	27,684													27,684
Issuance of common stock	3,297				1					3,296
Repurchase of common stock	(617)						(617)
Repurchase and cancellation of preferred and common stock		$ (9,488)							$ (4)		$ (9,484)
Share based compensation	120									120
Preferred share dividends declared	(11,510)													(11,510)
Repurchase and cancellation of preferred treasury stock		$ (9,488)							$ (4)		$ (9,484)
Ending Balance at Dec. 31, 2018	465,834				103		(737)	55		355,134				111,279
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	16,038													16,038
Issuance of common stock	6,600				4					6,596
Repurchase and cancellation of preferred and common stock			$ (4,153)			$ (2)						$ (4,151)
Share based compensation	120									120
Preferred share dividends declared	(11,498)													(11,498)
Cancellation of common treasury stock	0				(1)		737			(736)
Mezzanine equity measurement	(199)													(199)
Repurchase and cancellation of preferred treasury stock			(4,153)			(2)						(4,151)
Ending Balance at Dec. 31, 2019	472,742				104		0	55		356,963				115,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(12,905)													(12,905)
Issuance of common stock	3,300				3					3,297
Repurchase and cancellation of preferred and common stock			(6,012)	$ (89)		(5)						(6,007)	$ (89)
Share based compensation	120									120
Preferred share dividends declared	(11,501)													(11,501)
Mezzanine equity measurement	(908)													(908)
Repurchase and cancellation of preferred treasury stock			$ (6,012)	$ (89)		$ (5)						$ (6,007)	$ (89)
Ending Balance at Dec. 31, 2020	$ 444,747				$ 102		$ 0	$ 55		$ 354,284				$ 90,306